Long-term Debt - Terms and Covenants (Details)	12 Months Ended
Dec. 31, 2016
Line of Credit Facility [Line Items]
Debt Instrument, Restrictive Covenants	The Company's outstanding credit facilities generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to: - pay dividends if there is an event of default under the Company's credit facilities or the Deferred Amounts have not been repaid in full; - incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist; - create liens on Company's assets, unless otherwise permitted under Company's credit facilities; - change the flag, class or management of Company's vessels or terminate or materially amend the management agreement relating to each vessel; - acquire new or sell vessels, unless certain conditions exist; - merge or consolidate with, or transfer all or substantially all Company's assets to, another person; or - enter into a new line of business.
Line of Credit Facility, Covenant Terms	Furthermore, the Company's credit facilities contain financial covenants requiring the Company to maintain various financial ratios, including: - a minimum percentage of aggregate vessel value to secured loans (security cover ratio or "SCR"); - a maximum ratio of total liabilities to market value adjusted total assets; - a minimum EBITDA to interest coverage ratio; - a minimum liquidity; and - a minimum market value adjusted net worth. As of December 31, 2015 and 2016, the Company was required to maintain minimum liquidity, not legally restricted, of $150,000 and $47,566, respectively, which is included within "Cash and cash equivalents" in the accompanying balance sheets. In addition, as of December 31, 2015 and 2016, the Company was required to maintain minimum liquidity, legally restricted, of $13,997 and $14,004 respectively, which is included within "Restricted cash" current and non-current, in the accompanying balance sheets.
Debt Instrument, Debt Default, Description of Violation or Event of Default	As of December 31, 2015, as a result of market conditions, the market value of certain of the Company's vessels was below the minimum SCR required under certain loan agreements. A SCR shortfall does not automatically trigger the acceleration of the corresponding loans or constitute a default under the relevant loan agreements. Under these loan agreements, the Company may remedy an SCR shortfall within a period of 10 to 30 days after it receives notice from the lenders by providing additional collateral or repaying the amount of the shortfall. With respect to such SCR shortfall, the Company did not receive any notices from the relevant lenders that would indicate their intention to exercise their rights under the SCR provisions of the relevant loan agreements and cause acceleration of respective outstanding loan amounts. As of December 31, 2015, $14,268, which was the amount that could be made repayable under the SCR provisions by the lenders (or "SCR Shortfall Amount"), was reclassified as current portion of long term debt within current liabilities. Apart from this, as of December 31, 2015, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2019 Notes.
Line of Credit Facility, Dividend Restrictions	Under all loan agreements, the Company is not allowed to pay dividends until all Deferred Amount have been repaid in full. Additionally, the Company may not pay dividends or distributions if an event of default has occurred and is continuing or would result from such dividend or distribution.
Debt Instrument, Covenant Compliance	As of December 31, 2016, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2019 Notes.
8.00% 2019 Notes
Line of Credit Facility [Line Items]
Debt Instrument, Restrictive Covenants	Upon certain change of control events, the Company is required to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption. If the Company receives net cash proceeds from certain asset sales and does not apply them within a specified deadline, the Company will be required to apply those proceeds to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption.